Investments in subsidiaries, joint ventures and associates - Summary of Amounts of Balance Sheets and Income Statements of Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Current assets	R$ 18,648,895		R$ 18,564,600
Non-current assets	19,603,079		17,876,403
Current liabilities	11,229,658		12,766,252
Non-current liabilities	12,992,490		11,499,783
Equity	14,029,826		12,174,968	R$ 10,469,240	R$ 9,910,265
Net revenue	126,048,701		143,634,708	109,732,842
Costs, operating expenses and income	(602,865)		(514,522)	96,166
Net income (loss) for the year	2,517,753		1,840,069	883,878
Transportadora sulbrasileira de gas [member]
Disclosure of associates [line items]
Current assets	10,827		8,598
Non-current assets	9,329		10,420
Current liabilities	3,642		2,824
Non-current liabilities	602		601
Equity	15,912	[1]	15,593
Net revenue	16,212		18,250	15,126
Costs, operating expenses and income	(8,145)		(7,593)	(12,691)
Net finance income and income and social contribution taxes	186		76	(226)
Net income (loss) for the year	R$ 8,253	[1]	R$ 10,733	R$ 2,209
Number of shares or units held	20,124,996		20,124,996	20,124,996
Interest in share capital - % in associates	25.00%	[1]	25.00%	25.00%
Oxicap Industria de Gases [member]
Disclosure of associates [line items]
Net revenue				R$ 69,611
Costs, operating expenses and income				(68,390)
Net finance income and income and social contribution taxes				(904)
Net income (loss) for the year				R$ 317
Number of shares or units held				1,987
Interest in share capital - % in associates				15.00%
Quimica da Bahia Industria e Comercio S.A. [member]
Disclosure of associates [line items]
Net revenue				R$ 0
Costs, operating expenses and income				(28)
Net finance income and income and social contribution taxes				0
Net income (loss) for the year				R$ (28)
Number of shares or units held				1,493,120
Interest in share capital - % in associates				50.00%
Metalurgica plus [member]
Disclosure of associates [line items]
Current assets	R$ 5		R$ 6
Non-current assets	0		0
Current liabilities	32		29
Non-current liabilities	742		448
Equity	(769)	[2]	(471)
Net revenue	0		0	R$ 0
Costs, operating expenses and income	(263)		(245)	(239)
Net finance income and income and social contribution taxes	(35)		(69)	(61)
Net income (loss) for the year	R$ (298)	[2]	R$ (314)	R$ (300)
Number of shares or units held	3,000		3,000	3,000
Interest in share capital - % in associates	33.00%	[2]	33.00%	33.00%
Plenogas distribuidora de gas [member]
Disclosure of associates [line items]
Current assets	R$ 828		R$ 617
Non-current assets	1,269		1,949
Current liabilities	218		167
Non-current liabilities	390		555
Equity	1,489	[2]	1,844
Net revenue	0		0	R$ 0
Costs, operating expenses and income	378		356	18
Net finance income and income and social contribution taxes	(2)		(3)	(31)
Net income (loss) for the year	R$ 376	[2]	R$ 353	R$ (13)
Number of shares or units held	1,384,308		1,384,308	1,384,308
Interest in share capital - % in associates	33.00%	[2]	33.00%	33.00%

[1]	The subsidiary IPP holds an interest in Transportadora Sulbrasileira de Gás S.A. (“TSB”), which is primarily engaged in natural gas transportation services.
[2]	The subsidiary Cia. Ultragaz holds an interest in Metalúrgica Plus S.A. (“Metalplus”), which is primarily engaged in the manufacture and trading of LPG containers and has interest in Plenogás Distribuidora de Gás S.A. (“Plenogás”), which is primarily engaged in the marketing of LPG containers. Currently, the associates have their operational activities suspended.